Inventories (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of inventories [abstract]
Schedule of inventories
	06.30.2021	12.31.2020
Crude oil	3,145	2,242
Oil products	2,273	1,925
Intermediate products	502	396
Natural gas and Liquefied Natural Gas (LNG)	244	122
Biofuels	17	30
Fertilizers	16	8
Total products	6,197	4,723
Materials, supplies and others	1,007	954
Total	7,204	5,677